Income Taxes Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Deferred tax assets:
Accrued liabilities and reserves	$ 348	$ 453
Tax loss and credit carryforwards	6,212	5,934
Inventories	56	100
Postretirement benefits	36	126
Federal and state benefit of uncertain tax positions	277	270
Deferred compensation	82	91
Other	75	122
Total deferred tax assets	7,086	7,096
Deferred tax liabilities:
Property, plant and equipment	(138)	(289)
Intangible assets	(833)	(975)
Investment in partnership	(37)	(175)
Total deferred tax liabilities	(1,008)	(1,439)
Net deferred tax asset before valuation allowances	6,078	5,657
Valuation allowances	(6,069)	(5,708)
Net deferred tax asset (liability)	$ 9	$ (51)